Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Consolidating Financial Information

SPECTRA ENERGY CORP

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(Unaudited)

(In millions)

	Spectra Energy Corp	Spectra Capital	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Year Ended December 31, 2011
Net income	$1,184	$1,183	$1,764	$(2,849)	$1,282
Other comprehensive income (loss)	(21)	2	(301)	—	(320)

Total comprehensive income, net of tax	1,163	1,185	1,463	(2,849)	962
Less: comprehensive income—noncontrolling interests	—	—	100	—	100

Comprehensive income—controlling interests	$1,163	$1,185	$1,363	$(2,849)	$862

Year Ended December 31, 2010
Net income	$1,049	$1,062	$1,572	$(2,554)	$1,129
Other comprehensive income (loss)	7	(9)	312	—	310

Total comprehensive income, net of tax	1,056	1,053	1,884	(2,554)	1,439
Less: comprehensive income—noncontrolling interests	—	—	96	—	96

Comprehensive income—controlling interests	$1,056	$1,053	$1,788	$(2,554)	$1,343

Year Ended December 31, 2009
Net income	$849	$857	$1,314	$(2,096)	$924
Other comprehensive income (loss)	45	(9)	756	—	792

Total comprehensive income, net of tax	894	848	2,070	(2,096)	1,716
Less: comprehensive income—noncontrolling interests	—	—	86	—	86

Comprehensive income—controlling interests	$894	$848	$1,984	$(2,096)	$1,630